Fee and commission expense	12 Months Ended
Dec. 31, 2017
Fee and commission expense [Abstract]
Fee and commission expense

37. Fee and commission expense

“Fee and commission expense” shows the amount of all fees and commissions paid or payable in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2017	2016	2015

Commissions assigned to third parties (1)	1,975,379	1,620,812	1,520,480
Other fees and commissions	1,118,296	950,073	793,202
Total	3,093,675	2,570,885	2,313,682

(1) Composed, principally, by Credit cards.